Tax matters (Tables)	12 Months Ended
Dec. 31, 2022
Tax matters
Schedule of income taxes

	2022	2021	2020
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	144,246	5,284	4,307
Adjustments in current income tax in respect of prior years	(5,681)	—	901
Total	138,565	5,284	5,208

Deferred tax
Origination and reversal of temporary differences	15,032	(9,954)	(20,961)
Impact of tax rate changes	460	—	—
Write-down of deferred tax assets	(1,448)	—	37,660
Adjustments in deferred tax in respect of prior years	(4,626)	108	32
Total	9,418	(9,846)	16,731
Income tax expense (benefit)	147,983	(4,562)	21,939

Schedule of statutory income tax rate

	2022	2021	2020
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	602,660	(119,936)	(222,420)
Adjustment for discontinued operations	—	—	(5,399)
Accounting profit/(loss) before income tax	602,660	(119,936)	(227,819)
At weighted statutory tax rate of 26% (2021: 19% and 2020: 24%)	157,620	(22,650)	(54,294)
Non-deductible income/ (expenses)	(5,920)	(11,399)	6,779
Differing territorial tax rates	591	2,603	3,064
Adjustments in respect of prior periods	1,368	—	(50)
Other items	7,539	27,884	70,123
Elimination of effect of interest in joint ventures	(913)	(782)	899
Other permanent differences	159	(673)	(389)
Incentives and deductions	(11,740)	88	(2,456)
US State taxes	(721)	367	(1,737)
Income tax expense (benefit)	147,983	(4,562)	21,939

Schedule of changes in deferred tax assets and liabilities

For the year ended December 31,2022:

	Opening	Recognized in		Write-down of	Exchange	Closing
	Balance	P&L	OCI	Deferred Tax Assets	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(451)	(14,014)	—	496	(9)	(13,978)
Provisions	21,672	9,090	(1,416)	9,347	(682)	38,011
Property, plant & equipment	(52,231)	3,920	—	(8,089)	1,670	(54,730)
Inventories	—	480	—	708	(2)	1,186
Tax losses	6,353	(5,894)	—	2,595	205	3,259
Incentives & credits	9,333	(254)	—	(8,542)	(505)	32
Partnership interest	(8,514)	—	—	8,514	—	—
Other	5,703	(2,746)	(666)	(4,425)	(364)	(2,498)
Total	(18,135)	(9,418)	(2,082)	604	313	(28,718)

For the year ended December 31, 2021:

	Opening	Prior Year	Recognized in	Reclassifications	Exchange	Closing
	Balance	Charge	P&L		Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(458)	21	(34)	—	20	(451)
Biological assets	(1)	—	1	—	—	—
Provisions	14,235	(7)	8,503	(986)	(73)	21,672
Property, plant & equipment	(48,263)	(585)	(7,481)	3,238	860	(52,231)
Inventories	64	—	(64)	—		—
Tax losses	9,525	—	1,491	(3,959)	(704)	6,353
Incentives & credits	1,426	—	7,906	—	1	9,333
Partnership interest	(8,983)	—	469	—	—	(8,514)
Other	4,674	—	(266)	1,256	39	5,703
Total	(27,781)	(571)	10,524	(451)	143	(18,135)

Presented in the statement of financial position as follows:

	2022	2021
	US$'000	US$'000
Deferred tax assets	44,644	45,246
Deferred tax liabilities	(73,362)	(63,381)
Offset between deferred tax assets and deferred tax liabilities	37,508	38,236
Total deferred tax assets due to temporary differences recognized in the statement of financial position	7,136	7,010
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(35,854)	(25,145)

Schedule of unrecognized deductible temporary differences, unused tax losses and unused tax credits

	2022	2021
	US$'000	US$'000
Unused tax losses	587,495	624,635
Unused tax credits	6,761	8,487
Unrecognized deductible temporary differences	208,011	135,174
Total	802,267	768,296